Share Based Payments - Summary of Stock Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	470,668	820,668
Stock options, Exercisable	470,668	820,668
Exercise Price One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	420,668	150,000
Stock options, Exercisable	420,668	150,000
Stock options exercisable, Exercise Price	$ 0.25	$ 0.47
Stock options exercisable, Remaining life (years)	1 year 5 months 23 days	5 months 26 days
Expiry Date	Jun. 23, 2025	Jun. 29, 2023
Exercise Price Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	50,000	100,000
Stock options, Exercisable	50,000	100,000
Stock options exercisable, Exercise Price	$ 0.62	$ 0.25
Stock options exercisable, Remaining life (years)	1 year 8 months 23 days	7 months 2 days
Expiry Date	Sep. 23, 2025	Mar. 08, 2023
Exercise Price Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding		100,000
Stock options, Exercisable		100,000
Stock options exercisable, Exercise Price		$ 0.25
Stock options exercisable, Remaining life (years)		1 month 9 days
Expiry Date		Feb. 09, 2023